Document And Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	COPART, INC.
Entity Central Index Key	0000900075
Entity Emerging Growth Company	false
Entity File Number	000-23255
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-2867490
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	391-5000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CPRT
Security Exchange Name	NASDAQ